Condensed Consolidated Statements of Convertible Preferred Stock and Shareholders’ Deficit (Unaudited) (Parentheticals) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net of issuance costs		$ 40,800	$ 18,500	$ 20,000	$ 13,300
Athena Technology Acquisition Corp
Sale of units, net of underwriting discount, offering expenses and fair value of public warrants (in Shares)	25,000,000
Sale of private placement units, net of fair value of private warrants (in Shares)	700,000